Capital and financial risk management - Credit risk - Financing activities - Cash collateral (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024
Credit risk
Capital and financial risk management
Collateral liabilities	€ 2,357	€ 2,628